Consolidated Statement of Change in Stockholders' Deficit (Unaudited) - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock to be Issued [Member]	Retained Earnings [Member]
Balance, shares at Dec. 31, 2021		87,761,100
Balance at Dec. 31, 2021	$ (1,278,858)	$ 87,761	$ 257,588	$ 0	$ (1,624,207)
Common stock issued for cash, shares		266,667
Common stock issued for cash	400,000	$ 267	399,733	0	0
Common stock issued for compensation -management, shares		160,000
Common stock issued for compensation -management	240,000	$ 160	239,840	0	0
Common stock issued for compensation -services, shares		145,856
Common stock issued for compensation -services	218,784	$ 146	218,638	0	0
Common stock issued for settlement of debts, shares		179,144
Common stock issued for settlement of debts, amount	179,144	$ 179	178,965	0	0
Net loss	(1,255,497)	$ 0	0	$ 0	(1,255,497)
Balance, shares at Dec. 31, 2022		88,506,100		6,667
Balance at Dec. 31, 2022	(1,496,427)	$ 88,506	1,284,771	$ 10,000	(2,879,704)
Common stock issued for cash, shares		16,667
Common stock issued for cash	25,000	$ 17	24,983	0	0
Common stock issued for compensation -management, shares		25,000
Common stock issued for compensation -management	37,500	$ 25	37,475	0	0
Common stock issued for compensation -services, shares		25,000
Common stock issued for compensation -services	58,250	$ 25	58,225	0	0
Net loss	(757,462)	0	0	0
Subscription received- shares to be issued	60,000	$ 0	0	$ 60,000	0
Subscription received- shares to be issued, shares				40,000
Balance, shares at Dec. 31, 2023		88,572,767		46,667
Balance at Dec. 31, 2023	(2,073,139)	$ 88,573	1,405,454	$ 70,000	(3,637,166)
Balance, shares at Dec. 31, 2023		88,572,767		46,667
Net loss	(130,397)	$ 0	0	$ 0	(130,397)
Balance at Mar. 31, 2024	(2,203,536)	$ 88,573	1,405,454	$ 70,000	(3,767,563)
Balance, shares at Mar. 31, 2024		88,572,767		46,667
Balance, shares at Dec. 31, 2023		88,572,767		46,667
Balance at Dec. 31, 2023	(2,073,139)	$ 88,573	1,405,454	$ 70,000	(3,637,166)
Balance, shares at Dec. 31, 2023		88,572,767		46,667
Net loss	(3,019,598)
Balance at Sep. 30, 2024	(2,812,737)	$ 94,573	3,679,454	$ 70,000	(6,656,764)
Balance, shares at Sep. 30, 2024		94,572,767		46,667
Balance, shares at Dec. 31, 2023		88,572,767		46,667
Balance at Dec. 31, 2023	(2,073,139)	$ 88,573	1,405,454	$ 70,000	(3,637,166)
Balance, shares at Dec. 31, 2023		88,572,767		46,667
Common stock issued for compensation -services, shares		6,000,000
Common stock issued for compensation -services	2,280,000	$ 6,000	2,274,000	$ 0	0
Net loss	(3,316,192)	$ 0	0	$ 0	(3,316,192)
Balance, shares at Dec. 31, 2024		94,572,767		46,667
Balance at Dec. 31, 2024	(3,109,331)	$ 94,573	3,679,454	$ 70,000	(6,953,358)
Balance, shares at Dec. 31, 2024		94,572,767		46,667
Balance at Mar. 31, 2024	(2,203,536)	$ 88,573	1,405,454	$ 70,000	(3,767,563)
Balance, shares at Mar. 31, 2024		88,572,767		46,667
Common stock issued for compensation -services, shares		6,000,000
Common stock issued for compensation -services	2,280,000	$ 6,000	2,274,000	$ 0	0
Net loss	(2,664,795)	0	0	0	(2,664,795)
Balance at Jun. 30, 2024	(2,588,331)	$ 94,573	3,679,454	$ 70,000	(6,432,358)
Balance, shares at Jun. 30, 2024		94,572,767		46,667
Net loss	(224,406)	$ 0	0	$ 0	(224,406)
Balance at Sep. 30, 2024	(2,812,737)	$ 94,573	3,679,454	$ 70,000	(6,656,764)
Balance, shares at Sep. 30, 2024		94,572,767		46,667
Balance at Dec. 31, 2024	(3,109,331)	$ 94,573	3,679,454	$ 70,000	(6,953,358)
Balance, shares at Dec. 31, 2024		94,572,767		46,667
Net loss	(526,819)	$ 0	0	$ 0	(526,819)
Balance at Mar. 31, 2025	(3,636,150)	$ 94,573	3,679,454	$ 70,000	(7,480,177)
Balance, shares at Mar. 31, 2025		94,572,767		46,667
Balance, shares at Dec. 31, 2024		94,572,767		46,667
Balance at Dec. 31, 2024	(3,109,331)	$ 94,573	3,679,454	$ 70,000	(6,953,358)
Balance, shares at Dec. 31, 2024		94,572,767		46,667
Net loss	(3,292,137)
Balance at Sep. 30, 2025	(5,393,531)	$ 94,852	27,834,982	$ 70,000	(33,393,365)
Balance, shares at Sep. 30, 2025		94,851,733		46,667
Balance at Mar. 31, 2025	(3,636,150)	$ 94,573	3,679,454	$ 70,000	(7,480,177)
Balance, shares at Mar. 31, 2025		94,572,767		46,667
Common stock issued for compensation -services, shares		95,600
Common stock issued for compensation -services	177,401	$ 96	177,305	$ 0	0
Net loss	(6,104,831)	$ 0	0	0	(6,104,831)
Common stock issued for convertible notes - commitment shares, shares		183,366
Common stock issued for convertible notes - commitment shares, amount	623,877	$ 183	623,694	0	0
Dividend if forms of warrants	0	0	23,147,870	0	(23,147,870)
Balance at Jun. 30, 2025	(8,939,703)	$ 94,852	27,628,323	$ 70,000	(36,732,878)
Balance, shares at Jun. 30, 2025		94,851,733		46,667
Net loss	3,339,513	$ 0	0	$ 0	3,339,513
Restricted stock-based compensation	206,659	0	206,659	0	0
Balance at Sep. 30, 2025	$ (5,393,531)	$ 94,852	$ 27,834,982	$ 70,000	$ (33,393,365)
Balance, shares at Sep. 30, 2025		94,851,733		46,667